FINANCIAL INSTRUMENTS - Fair Values (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 19, 2017	Dec. 03, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Debt Issuance Costs, Net	$ 24,053			$ 26,308
Carrying Value and Estimated Fair Values
Cash collateral	397,815			416,028
Derivative asset	112,317			20,022
Derivative liability	40,364			59,226
Gross amounts presented in the consolidated balance sheet, Total asset derivatives	10,166			5,022
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	0			(1,351)
Net amount, Total asset derivatives	10,166			3,671
Gross amounts presented in the consolidated balance sheet, Total liability derivatives	0			1,470
Net amount, Total liability derivatives	0			119
Energy Related Derivative
Carrying Value and Estimated Fair Values
Derivative asset	94,700	$ 79,600		0
Derivative liability			$ 79,600
Interest rate swap
Carrying Value and Estimated Fair Values
Derivative asset	10,166			5,022
Derivative liability	0			1,470
Equity Swap
Carrying Value and Estimated Fair Values
Derivative liability	40,141			56,763
Currency swap
Carrying Value and Estimated Fair Values
Derivative asset	51			0
Derivative liability	223			993
Earn-Out Units
Carrying Value and Estimated Fair Values
Derivative asset	7,400			15,000
Level 1 | Carrying Value
Carrying Value and Estimated Fair Values
Cash and cash equivalents	214,862			224,190
Restricted cash and short-term deposits	397,815			416,028
Level 1 | Fair Value
Carrying Value and Estimated Fair Values
Cash and cash equivalents	214,862			224,190
Restricted cash and short-term deposits	397,815			416,028
Level 3 | Carrying Value
Carrying Value and Estimated Fair Values
Cost method investments	7,347			7,347
Level 3 | Fair Value
Carrying Value and Estimated Fair Values
Cost method investments	7,347			7,347
Level 2 | Carrying Value
Carrying Value and Estimated Fair Values
Current portion of long-term debt	1,393,229			484,705
Long-term debt - convertible bond	340,173			218,851
Long-term debt	701,498			1,124,105
Level 2 | Carrying Value | Energy Related Derivative
Carrying Value and Estimated Fair Values
Derivative asset	94,700			0
Level 2 | Carrying Value | Interest rate swap
Carrying Value and Estimated Fair Values
Derivative asset	10,166			5,022
Derivative liability	0			1,470
Level 2 | Carrying Value | Equity Swap
Carrying Value and Estimated Fair Values
Derivative liability	40,141			56,763
Level 2 | Carrying Value | Currency swap
Carrying Value and Estimated Fair Values
Foreign exchange swaps asset	51			0
Foreign exchange swaps liability (4)(5)	223			993
Level 2 | Carrying Value | Earn-Out Units
Carrying Value and Estimated Fair Values
Derivative asset	7,400			15,000
Level 2 | Fair Value
Carrying Value and Estimated Fair Values
Current portion of long-term debt	1,393,229			484,705
Long-term debt - convertible bond	430,361			219,428
Long-term debt	701,498			1,124,105
Level 2 | Fair Value | Energy Related Derivative
Carrying Value and Estimated Fair Values
Derivative asset	94,700			0
Level 2 | Fair Value | Interest rate swap
Carrying Value and Estimated Fair Values
Derivative asset	10,166			5,022
Derivative liability	0			1,470
Level 2 | Fair Value | Equity Swap
Carrying Value and Estimated Fair Values
Derivative liability	40,141			56,763
Level 2 | Fair Value | Currency swap
Carrying Value and Estimated Fair Values
Foreign exchange swaps asset	51			0
Foreign exchange swaps liability (4)(5)	223			993
Level 2 | Fair Value | Earn-Out Units
Carrying Value and Estimated Fair Values
Derivative asset	$ 7,400			$ 15,000